DERIVATIVE FINANCIAL INSTRUMENTS (Details) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Interest Rate Swaps [Member] USD ($)	Dec. 31, 2012 Interest Rate Swaps [Member] USD ($)	Dec. 31, 2013 Interest Rate Swaps [Member] Other Current Assets [Member] USD ($)	Dec. 31, 2012 Interest Rate Swaps [Member] Other Current Assets [Member] USD ($)	Dec. 31, 2013 Cross-Currency Swaps [Member] USD ($)	Dec. 31, 2012 Cross-Currency Swaps [Member] USD ($)	Dec. 31, 2011 Cross-Currency Swaps [Member] USD ($)	Dec. 31, 2013 Cross-Currency Swaps [Member] GBP (£)	Dec. 31, 2013 Other Cash Flow Hedges [Member] USD ($)	Dec. 31, 2012 Other Cash Flow Hedges [Member] USD ($)	Dec. 31, 2011 Other Cash Flow Hedges [Member] USD ($)	Dec. 31, 2013 Equity Award Reimbursement Obligation [Member] USD ($)	Dec. 31, 2012 Equity Award Reimbursement Obligation [Member] USD ($)
Derivative Financial Instruments
Derivative assets	$ 456	$ 407		$ 135	$ 295	$ 8	$ 16	$ 321	$ 112						$ 0	$ 0
Derivative liabilities	61	20		50	1			0	0						11	19
Notional amount of derivative financial instrument				7,850	7,750						1,275
Interest rate swaps, average pay rate				4.89%	4.35%
Interest rate swaps, average receive rate				6.86%	6.43%
Cash Flow Hedges
Deferred gains (losses) recognized in accumulated other comprehensive income (loss), net	209	179	(71)					209	179	(67)		0	0	(4)
Deferred (gains) losses reclassified into earnings								(39)	(76)	41
Total net deferred gains (losses) recognized	170	103	(30)
Income tax (provision) benefit	(66)	(40)	12
Total net deferred gains (losses) recognized, net of tax	$ 104	$ 63	$ (18)
Weighted-average remaining contractual term of Time Warner stock options held by TWC employees	2 months 2 days